[THACHER PROFFITT LOGO]



Direct Dial 212-912-7550

                                                     February 7, 2006

BY EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention: Filing Desk

                  Renaissance Mortgage Acceptance Corp.
                  Registration Statement on Form S-3 relating to Mortgage Pass-Through Certificates and Mortgage-Backed Notes, to be combined with Registration STATEMENT NO. 333-127171 PURSUANT TO RULE 429


Ladies and Gentlemen:

         On behalf of Renaissance Mortgage Acceptance Corp. (the "Registrant"), we have caused to be filed with you electronically under EDGAR, the captioned registration statement on Form S-3. In addition, we have been advised that payment of the filing fee, in the amount of $107.00 has been made to you by the Registrant by wire transfer in federal same day funds.

         The objective of the above-captioned Registration Statement is to register an additional $1,000,000 of Mortgage Pass-Through Certificates and Mortgage-Backed Notes and to make the registration statement compliant with Regulation AB. The filing is intended, upon effectiveness, to be combined with Registration Statement No. 333-127171 pursuant to Rule 429 under the Securities Act of 1933, as amended. It is our understanding that pending effectiveness of the captioned filing, the Registrant will continue to be able to utilize such Registration Statement in its current form, up to the amount remaining on that shelf registration.


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         If you require any additional information, please call the undersigned at the above number.

                                              Very truly yours,


                                              Mark A. Russo